Schedule of other income and expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses
Pension and medical benefits - retirees		$ (1,467)	$ 889	$ (1,371)
Unscheduled stoppages and pre-operating expenses		(1,362)	(1,441)	(1,321)
Losses with legal, administrative and arbitration proceedings		(740)	(493)	(1,520)
Performance award program		(469)	(439)	(643)
Profit sharing		(125)	(7)	(43)
Gains/(losses) with commodities derivatives		(79)	(308)	(370)
Equalization of expenses - Production Individualization Agreements		(74)	701	2
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments		(41)	(43)	(34)
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		1,941	499	6,046
Results from co-participation agreements in bid areas	[1]	631
Recovery of taxes	[2]	561	1,580	99
Early termination and changes to cash flow estimates of leases		545	276	60
Reimbursements from E&P partnership operations		485	912	480
Assumption of interest in concession agreements	[1]	363	84
Amounts recovered from Lava Jato investigation		235	155	220
Fines imposed on suppliers		163	95	260
Gains / (losses) on decommissioning of returned/abandoned areas		99	(342)	(155)
Voluntary severance programs - PDV		11	(1,017)	(198)
Others		(24)	(103)	(313)
Total		$ 653	$ 998	$ 1,199

[1]	Further information in note 24.
[2]	It Includes the effects of the exclusion of ICMS (VAT tax) from the basis of calculation of sales taxes PIS and COFINS, except for the effects of inflation indexation, as set out in note 16.